Fair Value Measurements and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 380,788	$ 384,993
Securitization and structured entities' liabilities	51,562	40,164
Amortized cost	96,610	115,188
Financial liabilities at fair value through profit or loss, category [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Structured note liabilities	49,093	45,222
Metal deposits	3,973	1,807
Embedded options related to structured deposits carried at amortized cost	1,967	1,047
Securitization and structured entities' liabilities	31,351	18,314
Money market deposits	1,129	6,032
At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	90,448	106,461
Level 2 of fair value hierarchy [member] | At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	90,448	106,389
Level 3 of fair value hierarchy [member] | At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	0	72
Financial assets at fair value through profit or loss [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Residential mortgages loans	79	163
Business and government	13,231	12,431
Financial assets at fair value through other comprehensive income [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 14	$ 61